Financial Statements Schedule I (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 141,968,182	$ 343,994,679	$ 288,651,701	$ 160,110,887
Restricted cash	422,356,794	178,270,427
Accounts receivable, net of allowance for doubtful accounts of $871,385 and $8,946,661 at December 31, 2011 and 2012, respectively	254,906,498	292,176,439
Inventories	274,455,798	296,568,127
Amount due from a related party	9,977,177	19,835,942
Deferred tax assets	29,863,674	11,773,066
Prepaid expenses and other current assets	108,041,633	45,217,918
Total current assets	1,442,204,127	1,295,577,542
Deferred tax assets	39,082,496	23,226,772
Other non-current assets	39,510,967	15,083,077
TOTAL ASSETS	2,259,313,081	1,879,808,737
Current liabilities:
Short-term borrowings	858,926,732	743,687,062
Accounts payable	230,495,398	174,429,071
Amounts due to related parties	5,036,642	3,007,809
Other current liabilities	90,847,957	33,863,320
Total current liabilities	1,540,249,730	1,236,447,408
Accrued warranty costs	58,334,424	47,021,352	31,224,906	16,899,522
Convertible notes		950,301
Long-term borrowings	214,562,973	88,249,027
Liability for uncertain tax positions	14,803,732	12,300,940
TOTAL LIABILITIES	1,912,563,519	1,412,831,045
Equity:
Common shares-no par value: unlimited authorized shares, 43,155,767 and 43,242,426 shares issued and outstanding at December 31, 2011 and 2012, respectively	502,561,705	502,402,939
Additional paid-in capital	(38,296,275)	(53,331,445)
Accumulated deficit	(224,162,124)	(28,693,433)
Accumulated other comprehensive income	50,795,529	45,555,710
Total Canadian Solar Inc. shareholders' equity	290,898,835	465,933,771
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	2,259,313,081	1,879,808,737
Parent Company
Current assets:
Cash and cash equivalents	11,247,306	7,924,686	17,834,643	49,935,750
Restricted cash		5,731,365
Accounts receivable, net of allowance for doubtful accounts of $871,385 and $8,946,661 at December 31, 2011 and 2012, respectively	2,567,756	9,325,500
Inventories	2,984,075	12,824,582
Amount due from a related party	214,254,589	85,731,327
Deferred tax assets		1,279,033
Prepaid expenses and other current assets	10,552,409	3,011,995
Total current assets	241,606,135	125,828,488
Investments in subsidiaries	209,194,706	399,437,561
Deferred tax assets	5,269,609	9,708,590
Amount due from related parties	150,000,000	150,000,000
Other non-current assets	35,356,421	14,972,773
TOTAL ASSETS	641,426,871	699,947,412
Current liabilities:
Short-term borrowings	68,000,000
Accounts payable	4,104	4,025
Amounts due to related parties	159,471,359	177,769,708
Other current liabilities	6,616,028	11,323,481
Total current liabilities	234,091,491	189,097,214
Accrued warranty costs	32,833,031	32,401,893
Convertible notes		950,301
Long-term borrowings	70,063,488
Liability for uncertain tax positions	13,540,026	11,564,233
TOTAL LIABILITIES	350,528,036	234,013,641
Equity:
Common shares-no par value: unlimited authorized shares, 43,155,767 and 43,242,426 shares issued and outstanding at December 31, 2011 and 2012, respectively	502,561,705	502,402,939
Additional paid-in capital	(38,296,275)	(53,331,445)
Accumulated deficit	(224,162,124)	(28,693,433)
Accumulated other comprehensive income	50,795,529	45,555,710
Total Canadian Solar Inc. shareholders' equity	290,898,835	465,933,771
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	$ 641,426,871	$ 699,947,412